Cover	Oct. 16, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2025
Entity File Number	000-56208
Entity Registrant Name	World Scan Project, Inc.
Entity Central Index Key	0001813744
Entity Tax Identification Number	35-2677532
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2-18-23
Entity Address, Country	JP
Entity Address, Postal Zip Code
Local Phone Number	81-3-6670-1692
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false